Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
September 30, 2023
VIPEM-NPRT3-1123
1.864820.115
Common Stocks - 94.9%
	Shares	Value ($)
Brazil - 4.5%
Localiza Rent a Car SA	1,197,172	13,947,219
Localiza Rent a Car SA rights 11/10/23 (a)	8,778	27,941
Raia Drogasil SA	1,810,600	9,948,926
Suzano Papel e Celulose SA	896,600	9,682,078
XP, Inc. Class A	433,800	9,999,090
TOTAL BRAZIL		43,605,254
Canada - 2.4%
Barrick Gold Corp.	1,564,100	22,757,655
Chile - 1.6%
Antofagasta PLC	885,400	15,437,152
China - 36.6%
Alibaba Group Holding Ltd. (a)	2,856,100	30,966,369
BeiGene Ltd. ADR (a)(b)	26,665	4,796,234
China Life Insurance Co. Ltd. (H Shares)	19,834,863	30,901,146
Haier Smart Home Co. Ltd. (A Shares)	9,321,897	30,130,353
Hansoh Pharmaceutical Group Co. Ltd. (c)	9,260,000	12,605,316
Industrial & Commercial Bank of China Ltd. (H Shares)	32,659,635	15,664,904
JD.com, Inc. Class A	903,713	13,147,971
Kweichow Moutai Co. Ltd. (A Shares)	82,000	20,198,740
Li Ning Co. Ltd.	1,781,237	7,494,845
Meituan Class B (a)(c)	2,493,760	36,100,147
New Oriental Education & Technology Group, Inc. (a)	2,121,600	12,555,503
PDD Holdings, Inc. ADR (a)	186,700	18,309,669
Shangri-La Asia Ltd. (a)	11,390,000	7,796,040
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,035,900	18,539,614
Tencent Holdings Ltd.	2,224,205	86,218,992
Tsingtao Brewery Co. Ltd. (H Shares)	1,315,000	10,763,892
TOTAL CHINA		356,189,735
Greece - 2.5%
National Bank of Greece SA (a)	4,359,784	24,614,098
Hong Kong - 0.7%
Pacific Basin Shipping Ltd.	23,812,000	6,872,106
Hungary - 1.9%
Richter Gedeon PLC	750,941	18,176,437
India - 12.0%
Axis Bank Ltd. (a)	1,542,500	19,258,262
Bharat Heavy Electricals Ltd.	9,082,800	14,329,461
HDFC Bank Ltd. (a)	2,350,115	43,104,153
Larsen & Toubro Ltd.	368,693	13,425,203
Shree Cement Ltd.	43,801	13,432,799
Solar Industries India Ltd.	233,929	13,579,066
TOTAL INDIA		117,128,944
Korea (South) - 12.5%
Hyundai Mipo Dockyard Co. Ltd. (a)	200,525	12,265,798
Hyundai Motor Co. Ltd.	120,510	17,001,348
Korea Aerospace Industries Ltd.	559,620	20,152,845
Samsung Electronics Co. Ltd.	1,438,220	72,540,511
TOTAL KOREA (SOUTH)		121,960,502
Mexico - 2.2%
Grupo Financiero Banorte S.A.B. de CV Series O	1,338,768	11,224,065
Wal-Mart de Mexico SA de CV Series V	2,589,400	9,746,931
TOTAL MEXICO		20,970,996
Peru - 1.6%
Credicorp Ltd. (United States)	122,900	15,727,513
Russia - 0.5%
LUKOIL PJSC sponsored ADR (a)(d)	437,463	123,754
Sberbank of Russia sponsored ADR (a)(d)	1,813,510	32,280
Yandex NV Series A (a)(d)	446,500	4,375,700
TOTAL RUSSIA		4,531,734
South Africa - 3.9%
Absa Group Ltd.	1,664,100	15,365,926
Impala Platinum Holdings Ltd.	1,963,916	10,230,323
MTN Group Ltd.	2,132,677	12,711,301
TOTAL SOUTH AFRICA		38,307,550
Taiwan - 12.0%
ECLAT Textile Co. Ltd.	1,028,000	15,520,251
HIWIN Technologies Corp.	1,491,967	9,428,660
Taiwan Semiconductor Manufacturing Co. Ltd.	4,863,175	79,343,133
Yageo Corp.	770,292	12,550,096
TOTAL TAIWAN		116,842,140
TOTAL COMMON STOCKS (Cost $958,925,570)		923,121,816

Nonconvertible Preferred Stocks - 5.0%
	Shares	Value ($)
Brazil - 5.0%
Gerdau SA sponsored ADR	1,951,300	9,307,701
Itau Unibanco Holding SA (a)	3,705,650	20,059,631
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,322,947	19,830,976

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $38,336,826)		49,198,308

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	18,895,138	18,898,917
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	4,097,990	4,098,400
TOTAL MONEY MARKET FUNDS (Cost $22,997,317)		22,997,317

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,020,259,713)	995,317,441
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(22,252,673)
NET ASSETS - 100.0%	973,064,768

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,705,463 or 5.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,425,700	242,484,846	237,011,629	534,088	-	-	18,898,917	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,069,850	66,699,649	68,671,099	25,844	-	-	4,098,400	0.0%
Total	19,495,550	309,184,495	305,682,728	559,932	-	-	22,997,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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